Financial instruments - Summary of remaining contractual maturities of financial instrument liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 5,645	$ 4,548
Accrued payables	4,472	10,519
Contingent consideration		7,938
Total non-derivatives	10,117	23,005
Trade payables carrying amount	5,645	4,548
Accrued payables carrying amount	4,472	10,519
Contingent consideration carrying amount		7,005
Total non-derivatives Carrying Amount	10,117	22,072
Derivatives
Other financial liabilities	3,150	6,478
Total undiscounted financial liabilities	13,267	29,483
Other financial liabilities carrying amount	3,150	3,150
Total undiscounted financial liabilities carrying amount	13,267	25,222
Derivative financial liabilities, undiscounted cash flows	3,150	6,478
Total derivatives carrying amount	3,150	3,150
Other financial liabilities		6,478
1 year or less [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	5,645	4,548
Accrued payables	4,472	10,519
Contingent consideration		3,389
Total non-derivatives	10,117	18,456
Derivatives
Total undiscounted financial liabilities	10,117	18,456
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration		4,549
Total non-derivatives		4,549
Derivatives
Other financial liabilities	3,150	6,478
Total undiscounted financial liabilities	3,150	11,027
Derivative financial liabilities, undiscounted cash flows	$ 3,150	6,478
Other financial liabilities		$ 6,478